Investment Strategy	Mar. 05, 2025
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund's investment strategy can be characterized as "market neutral" because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund (i) invests in equities, (ii) invests in convertible securities (including synthetic convertible securities) of U.S. companies without regard to market capitalization, and (iii) employs short selling and enters into total return swaps to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund may seek to generate income from option premiums by writing (selling) options. This would include the use of both call and put options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or ETFs.

The Fund may invest without limit in high yield fixed-income securities (often referred to as "junk bonds"). The Fund may invest up to 10% of its total assets in stock, rights, warrants, and other securities of special purpose acquisition companies or similar special purpose entities (collectively, "SPACs"). In addition, the Fund may obtain certain private rights and other interests issued by a SPAC (commonly referred to as "founder shares"), which may be subject to forfeiture or expire worthless and which generally have more limited liquidity than SPAC shares issued in an initial public offering. In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund may also invest in ETFs. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Calamos Hedged Equity Fund | Calamos Hedged Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve total return with lower volatility than equity markets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and securities with economic characteristics similar to stock or the equity markets. The Fund invests in a broadly diversified portfolio of equity securities while also writing (selling) index call and put options and/or entering into other options strategies on equity securities and/or broad based indices. The Fund may write call options (i) on a portion of the equity securities in the Fund's portfolio and (ii) on broad- based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or ETFs. The Fund may also engage in active and frequent trading of portfolio securities.

Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, options on equities, and American Depositary Receipts (ADRs). The Fund may also invest in fixed-income securities. The Fund may also invest in ETFs.

The Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. In particular, the Fund may hedge some or all of the currency exposure of foreign securities by entering into forward foreign currency contracts, futures or other derivatives.

The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. The Fund intends that its option-based risk management strategy will reduce the volatility inherent in investments in equity securities over time.

Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund aims to achieve its investment objective primarily by investing globally in publicly listed equity securities, including common stock and American Depositary Receipts ("ADRs"), of issuers of all market capitalizations that operate in the knowledge-based sectors such as technology, communications and media, as well as financial services and healthcare, and other investment companies, including exchange-traded funds ("ETFs"), that track or otherwise provide exposure to such sectors. The Fund's investment adviser ("Calamos Advisors") believes that the heterogeneous, disruptive and volatile nature of many of these sectors is well suited for long/short equity investing. Long investing generally involves buying a security expecting to profit from an increase in its price. Short investing generally involves selling a security that the Fund does not own expecting to profit from a decline in its price at a later time. The Calamos Advisors will also consider investing in other sectors if, in the Calamos Advisors' opinion, such long and short exposures have favorable potential for contributing value. The Fund may maintain long and short positions through the use of derivative instruments, such as options, futures and forward contracts, without investing directly in the underlying asset. The Fund may also use derivative instruments to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund's assets. The Fund may also invest in cash and cash equivalents.

Calamos Advisors pursues a fundamental, global approach that incorporates a blend of top-down and bottom-up considerations. The advantages of its investment process are based upon: 1) a comprehensive assessment of what drives share prices; 2) how companies and industries are analyzed; and 3) the flexible management of style, capitalization and country factors. Calamos Advisors believes that flexible asset allocation across the global equity universe, with less emphasis upon the traditional role of benchmarks, provides the potential for excess returns.

Calamos Advisors' approach is primarily derived from its assessment of corporate and economic fundamentals. Equally, the Fund's strategy allows for all investment styles (for example, growth versus value, small versus large capitalization) to be considered depending upon a company's business model, prevailing market conditions and the economic cycle. Calamos Advisors believes that stocks with common style characteristics can behave similarly, often in response to the economic cycle, and that these characteristics are an additional source of return that should be identified.

Calamos Merger Arbitrage Fund | Calamos Merger Arbitrage Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund utilizes an actively managed merger arbitrage strategy by establishing long and short positions in the securities of companies that are involved in significant corporate events or transactions, such as mergers, acquisitions and other buy-out transactions. The Fund seeks to achieve its investment objective by generating absolute, uncorrelated returns to equity and fixed income markets. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock, convertible securities, special purpose acquisition companies or similar special purpose entities (collectively, "SPACs"), preferred stock, corporate bonds, warrants and options of U.S. and non-U.S. companies (including in emerging markets) which are involved, or which Calamos Advisors believes will be involved, in a variety of significant corporate events including, but not limited to mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate transactions ("merger-arbitrage investments"). During market conditions when there are fewer corporate events or transactions as described above, the Fund may invest a significant portion of its assets in securities issued by the U.S. Government, its agencies or government-sponsored enterprises or cash and cash equivalents in anticipation of merger arbitrage investment opportunities.

The Fund's investment process focuses on identifying desirable risk-adjusted opportunities to capture the "spread" between the price at which a target company's stock trades following an announcement that it is to be acquired or participate in another corporate transaction and the ultimate price to be paid for such stock upon completion of the transaction. The Fund will establish short positions in securities of such companies. The Fund may seek to purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or cash tender offer (and substantially above the price at which such securities traded immediately prior to the announcement of the merger, exchange offer or cash tender offer). Likewise, when Calamos Advisors believes it is likely that a transaction will not be consummated, the Fund may take short positions in such securities in order to seek to capture the difference attributable to the perceived market overvaluation of the acquisition target. The Fund may hold short positions in the target company and/or the acquiring company in a corporate transaction. In addition to holding a long position with respect to a company, part of the Fund's merger arbitrage strategy may include holding a short position to hedge risk in the Fund's portfolio.

The investment team utilizes both quantitative and fundamental research to identify those transactions which it believes provide desirable risk-adjusted opportunities. The fundamental research encompasses analysis of (i) the macro conditions that could influence the timing or probability of transaction completion, (ii) the specific facts and circumstances surrounding a transaction, and (iii) the valuation of the company as a standalone business in the event that the transaction is not consummated. While the team seeks to identify spreads that imply a mispriced transaction completion or duration risk, they will also look for other market-driven opportunities embedded in the "spread," including inefficiencies due to liquidity constraints in the arbitrage market or dislocations in merger spreads caused by other factors. The quantitative process consists of proprietary analysis surrounding both valuation (including valuation of derivatives on the equity of the target company) and other market conditions (e.g., liquidity).

The investment team will employ a variety of strategies to seek to manage the risks associated with the Fund's strategies, which may include investing across the capital structure of a company, most notably by investing in convertible securities (including synthetic convertible securities), other derivative instruments, including options, as well as corporate debt. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock.

The Fund may invest significantly in SPACs. A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The Fund may invest in SPACs for a variety of investment purposes, including to achieve income. Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. The Fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. For purposes of the Fund's 80% policy discussed above, a SPAC is considered to be a merger-arbitrage investment throughout its life cycle.

The Fund may invest in certain companies that have alternative business structures, such as Master Limited Partnerships ("MLPs"). MLPs are publicly traded partnerships that trade on public securities exchanges similar to the shares of a corporation, without entity level taxation. In addition, the Fund may also invest in the real estate industry, including real estate investment trusts (REITs) and non-investment grade bonds (high yield or "junk bonds").

The Fund may invest up to 35% of its net assets in foreign securities, including securities in emerging markets. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund's investments in foreign securities include stocks of foreign companies that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund may utilize derivatives to enhance return and yield potential and also for risk management purposes by buying or selling options to (i) pursue upside capture opportunities (ii) hedge downside risk or (iii) enhance portfolio yield. When seeking to generate income from option premiums, the Fund will write (sell) options, which could include the use of both call and put options. The Fund may write call options on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio and/or on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act"). The Fund's ability to broadly diversify its holdings is impacted by the number of merger arbitrage opportunities that exist and, as a result, may not meet the tests for being classified as a diversified fund.

Calamos Convertible Fund | Calamos Convertible Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests mainly in a diversified portfolio of convertible securities (including synthetic convertible instruments) issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer's financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund's investment objective and principal investment strategies the Fund's investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Calamos Global Convertible Fund | Calamos Global Convertible Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests mainly in a globally-diversified portfolio of convertible securities (including synthetic convertible instruments) issued by both U.S. and foreign companies without regard to market capitalization. Convertible securities include, but are not limited to, any corporate debt security, debentures, notes or preferred stock that may be converted into equity securities of companies around the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in convertible securities, including synthetic convertible securities.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund anticipates that, under normal circumstances, the investment adviser's process will result in the Fund investing in a globally diversified manner, with at least 20% of its assets in securities of foreign issuers, including issuers in emerging markets. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

The Fund may invest up to 20% of its net assets in equity securities or securities with economic characteristics similar to stock or the equity markets. The Fund may also invest up to 20% of its net assets in high yield fixed-income securities, often referred to as "junk bonds"; however, such limitation shall not apply to convertible securities, including synthetic convertible securities. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody's or securities that are not rated but are considered by the Fund's investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. In addition, the Fund may engage in active and frequent trading of portfolio securities.

The Fund may use derivative instruments such as options, futures and forward contracts. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

When buying and selling convertible securities, the Fund typically applies a four-step approach, without regard to market capitalization:

1. Evaluating the default risk of the convertible security using traditional credit analysis;

2. Analyzing the convertible security's underlying common stock to determine its capital appreciation potential;

3. Assessing the convertible security's risk/return potential; and

4. Evaluating the convertible security's impact on the Fund's overall composition and diversification strategy.

As well, the Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by country, company, industry, sector and currency and by focusing on macro-level investment themes.

Consistent with the Fund's investment objective and principal investment strategies the Fund's investment adviser views these strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Calamos Timpani Small Cap Growth Fund | Calamos Timpani Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small capitalization companies that the Fund's investment adviser, Calamos Advisors LLC ("Calamos Advisors"), believes have sound growth potential. The Fund defines a small capitalization company as any company with a market capitalization less than or equal to that of the company with the largest market capitalization of either the Russell 2000® Index or the MSCI USA Small Cap Index as measured on a rolling 24-month basis over the most recent period. The market capitalization of a security is measured at the time of purchase.

Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts ("ADRs"). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments, or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund's foreign investments can be denominated in U.S. dollars or in foreign currencies. Calamos Advisors uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. Calamos Advisors may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to Calamos Advisors' investment process yielding opportunities for sound growth potential within those sectors. The Fund's sector concentrations may vary.

Calamos Timpani SMID Growth Fund | Calamos Timpani SMID Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small and mid-capitalization ("SMID") companies of issuers primarily located in the United States. The Fund defines a SMID company as a company with a market capitalization less than or equal to that of the company with the largest market capitalization of the Russell 2500® Index or the MSCI USA SMID Cap Index as measured on a rolling 24-month basis over the most recent period. The market capitalization of a security is measured at the time of purchase.

Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts ("ADRs"). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund's foreign investments can be denominated in U.S. dollars or in foreign currencies. Calamos Advisors uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. Calamos Advisors may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to Calamos Advisors' investment process yielding opportunities for sound growth potential within those sectors. The Fund's sector concentrations may vary.

Calamos Growth Fund | Calamos Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in equity securities issued by U.S. companies. The Fund currently anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Fund's investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser's opinion, offer the best opportunities for growth. The Fund's investment adviser typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Calamos Growth and Income Fund | Calamos Growth & Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of convertible (including synthetic convertible), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and reward in terms of growth and income.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund may invest up to 25% of its net assets in foreign equity securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Fund's investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund's investment objective and principal investment strategies the Fund's investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Calamos Dividend Growth Fund | Calamos Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes, if any) in dividend-paying equities (including common and preferred stocks and invests in units of Master Limited Partnerships ("MLPs"). Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. Given the Fund's focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to these higher dividend-yield sectors and industries than the broader equity market. The Fund may invest up to 25% of its net assets in foreign equity securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government. The Fund may invest in options in furtherance of its investment strategy.

The Fund may invest up to 25% of its net assets in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. By confining their operations to these specific activities, their interests or units, are able to trade on public securities exchanges similar to the shares of a corporation, without entity level taxation.

Calamos Select Fund | Calamos Select Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund's portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund's investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid- sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase. The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser's opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company's future free cash flow). The Fund's investment adviser typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Calamos International Growth Fund | Calamos International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund anticipates that under normal circumstances its investment adviser's investment process will result in the Fund investing in an internationally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund's portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund's investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion.

Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser's opinion, offer some of the best opportunities for growth. The Fund's investment adviser typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country, and currency and focusing on macro-level investment themes.

Calamos Evolving World Growth Fund | Calamos Evolving World Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund anticipates that, under normal circumstances, the investment adviser's process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government. The Fund intends to invest at least 35% of its assets in equity, convertible or debt securities of issuers that are incorporated in emerging market countries. Under normal circumstances, the remaining assets will be invested primarily in (1) equity, convertible (including synthetic convertible) or debt securities of companies, regardless of where they are incorporated, if the Fund's investment adviser determines that a significant portion (generally, 20% or more) of the assets or revenues of each such company is attributable to emerging market countries and (2) sovereign and agency debt of non-emerging market countries.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser's opinion, offer the best opportunities for growth. The Fund's investment adviser typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions. The Fund may also invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country, and currency and focusing on macro-level investment themes.

Calamos Global Equity Fund | CALAMOS GLOBAL EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, including convertible securities convertible into equity securities. The Fund's portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund's investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase.

The Fund anticipates that the investment adviser's process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers located in multiple countries, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of such foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

In its fundamental analysis, the Fund's investment adviser typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in a globally-diversified portfolio of convertible, equity and fixed-income securities, which may include synthetic convertible instruments, without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and reward in terms of growth and income.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund anticipates that under normal circumstances its investment adviser's investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers located in multiple countries, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of such foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government. The investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund's investment objective and principal investment strategies the Fund's investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities of small capitalization, non-U.S. companies, including emerging and frontier markets. The Fund may invest up to 30% in emerging and frontier markets. The Fund will generally be invested in a minimum of five countries.

Small capitalization companies are defined as companies with a market capitalization less than or equal to that of the company with the largest market capitalization of the MSCI ACWI ex USA Small Cap Index. As of December 31, 2024, the largest market cap in the MSCI ACWI ex USA Small Cap Index was $10.7 billion and the weighted average market cap was $2.7 billion. Market capitalization is measured at the time of purchase.

Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. To determine if a country is an emerging market or frontier market country, Calamos Advisors will use the classification provided by MSCI, Inc. Foreign securities include American Depositary Receipts ("ADRs") or securities guaranteed by a U.S. person but which represent underlying shares of foreign issuers, and may include foreign securities in the form of European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign issuers. The Fund may use derivative instruments such as options and forward foreign currency contracts for hedging purposes.

In pursuing its investment objective, the Fund seeks out securities that, in the opinion of Calamos Advisors, offer some of the best opportunities for growth. Calamos Advisors typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. Calamos Advisors evaluates environmental, social and governance ("ESG") information within its fundamental research process to aid in determining investment opportunities and risks. As part of the research process, Calamos Advisors reviews ESG information and ratings from a third-party vendor as well as any additional ESG analysis and incorporates this information into Calamos Advisors' company research. Calamos Advisors also receives ESG information updates and rating changes from its third-party vendor and evaluates that information as appropriate. Calamos Advisors does not exclude an investment solely based on its ESG rating nor does Calamos Advisors target a certain average ESG rating for the portfolio. Calamos Advisors seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country, and currency and focusing on macro-level investment themes. From time to time, the Fund may have significant investments in certain sectors. The Fund's sector concentrations may vary.

Calamos Total Return Bond Fund | CALAMOS TOTAL RETURN BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks total return through income earned on the Fund's investments, plus capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to fixed-income instruments. The fixed-income instruments in which the Fund may invest include: securities issued by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities (including synthetic convertible instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; and obligations of non-U.S. governments or their subdivisions, agencies and government- sponsored enterprises. The Fund may invest all of its assets in derivative instruments to gain or reduce exposure to particular securities or segments of the fixed-income markets.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund's dollar-weighted average portfolio duration (a measure of the approximate sensitivity of a fixed-income instrument's value to changes in interest rate) normally varies within a range of three to ten years based on the interest rate forecast of the Fund's investment adviser. The Fund may invest up to 25% of its net assets in high yield debt securities, often referred to as "junk bonds." Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody's or securities that are not rated but are considered by the Fund's investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. The Fund may invest up to 35% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

The Fund's investment adviser seeks to lower the risks of investing in securities by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of high yield fixed-income securities (often referred to as "junk bonds") issued by both U.S. and foreign companies. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The high yield fixed-income securities in which the Fund intends to invest have lower credit ratings than investment grade securities (those rated BBB or higher by S&P, or Baa or higher by Moody's). However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. S&P's and Moody's ratings are used only as preliminary indicators of investment quality. The Fund also uses its own credit research and analysis. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes, such as large-scale events on the country-wide, continental and global scale, implementing opportunistic investment strategies to capitalize on geopolitical trends.

The Fund may invest in both convertible (including synthetic convertible) and non-convertible high yield bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities. References in this prospectus to the Fund "investing" in any instrument, security or strategy include direct or indirect investment, including gaining exposure through derivatives, master limited partnerships or other investment companies.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

Calamos Short-Term Bond Fund | Calamos Short-Term Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of debt securities that have a dollar weighted average portfolio duration of three years or less. The debt securities in which the Fund may invest include, among others, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed debt securities (including TBAs); corporate debt securities, repurchase agreements, convertible securities, money market instruments, Treasury Bills, and other securities believed to have debt-like characteristics (such as preferred securities and corporate loans and related assignments and participations). The Fund intends to utilize Treasury futures for duration management purposes without limitation. The Fund's 80% policy may be changed upon at least 60 days' written notice to shareholders.

The Fund will invest primarily in investment grade debt securities (those rated BBB or higher by S&P, or Baa or higher by Moody's), which include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the investment grade categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs). In addition, the Fund may invest up to 25% of its net assets in below investment grade debt securities, which are sometimes referred to as high yield or "junk" bonds, which include bonds, bank loans and preferred securities. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody's or securities that are not rated but are considered by the Fund's investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C.

Duration is a measure of the price sensitivity of a debt security to a change in interest rates. For example, the price of a bond with an average duration of three years would be expected to fall approximately three percent if market interest rates rose by one percent. Conversely, the price of a bond with an average duration of three years would be expected to rise approximately three percent if market interest rates dropped by one percent.

Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities. The convertible securities in which the Fund may invest consist of bonds, structured notes, debentures and preferred stocks, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares. Structured notes are fixed-income debentures linked to equity and the structured notes invested in by the Fund will not be customized for the Fund. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. The bonds, structured notes and debentures may be rated investment grade or below, may be issued by corporates, governments or public international bodies and may be denominated in a variety of currencies and issued with either fixed or floating rates. Convertible securities may offer higher income than the shares into which they are convertible. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying shares or sell it to a third party. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price), into the issuer's common stock.

Certain convertible debt securities include a "put option" which entitles the Fund to sell the security to the issuer before maturity at a stated price, which may represent a premium over the stated principal amount of the debt security. Conversely many convertible securities are issued with a "call" feature that allows the security's issuers to choose when to redeem the security.

The debt securities described above may include mortgage-backed, mortgage-related and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets such as car loans or aviation financing.

The investment adviser searches for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. The investment adviser recognizes value by simultaneously analyzing the interaction of these factors among the securities available in the market. As part of its security strategy, the investment adviser also evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of many companies in the universe in which the Fund may invest. These determinations may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The investment adviser will sell a security if it becomes concerned about its credit risk, is forced by market factors to raise money, or an attractive replacement is available.

Pending investment or re-investment or, at any time, for temporary defensive purposes, the Fund may hold up to 100% of its net assets in cash, money market funds and cash equivalent securities. The Fund may invest up to 20% of its net assets in non-U.S. debt securities, including non-dollar denominated debt securities and emerging markets securities.

The Fund may use derivative instruments such as futures, options, forwards, swaps (including currency swaps, interest rate swaps, credit default swaps, credit default index swaps, and total return swaps), and equity-linked structured notes for risk management purposes or as part of the Fund's investment strategies. The Fund may also invest in ETFs.